Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Issued capital [member]	Shares to be Issued [Member]	Contributed Surplus [Member]	Foreign Currency Translation Reserve [Member]	Retained earnings [member]	Total Equity Before Non Controlling Interest [Member]	Non-controlling interests [member]	Total
Balance at Aug. 31, 2019	$ 29,613,406	$ 760,216	$ 2,753,037	$ (1,333,172)	$ (39,754,120)	$ (7,960,633)	$ 293,451	$ (7,667,182)
Balance, shares at Aug. 31, 2019	156,438
IfrsStatementLineItems [Line Items]
Share-based payments			1,409,569			1,409,569		1,409,569
Shares issued on vesting of RSUs	$ 159,895		(159,895)
Shares issued on vesting of RSUs, shares	26,666
Convertible debt conversion	$ 5,152,023					5,152,023		5,152,023
Convertible debt conversion, shares	1,739,615
Common shares issued on exercise of warrants	$ 4,919,596					4,919,596		4,919,596
Common shares issued on exercise of warrants, shares	654,543
Shares issued on acquisition of UMG	$ 3,804,344		41,879			3,846,223		3,846,223
Shares issued on acquisition of UMG, shares	288,560
Non-controlling interest in subsidiary			(10,267)			(10,267)		(10,267)
Net loss for the period					(42,662,412)	(42,662,412)	(76,066)	(42,738,478)
Foreign currency translation differences				(1,001,103)		(1,001,103)		(1,001,103)
Impact of share consolidation
Impact of share consolidation, shares	(114)
Private placements, net of costs	$ 2,694,076					2,694,076		2,694,076
Private placements, net of costs, shares	502,562
Shares issued for debt conversion	$ 724,231					724,231		724,231
Shares issued for debt conversion, shares	59,654
Shares issued on acquisition of Frankly	$ 12,155,000					12,155,000		12,155,000
Shares issued on acquisition of Frankly, shares	2,258,215
Shares issued on acquisition of Winview	$ 7,579,000					7,579,000		7,579,000
Shares issued on acquisition of Winview, shares	1,759,997
Shares issued on acquisition of Driver Database	$ 859,745					859,745		859,745
Shares issued on acquisition of Driver Database, shares	100,000
Shares issued on acquisition of Lets Go Racing	$ 1,719,491					1,719,491		1,719,491
Shares issued on acquisition of Lets Go Racing, shares	200,000
Shares to be issued		298,998				298,998		298,998
Balance at Aug. 31, 2020	$ 69,380,807	1,059,214	4,034,323	(2,334,275)	(82,416,532)	(10,276,463)	217,385	(10,059,078)
Balance, shares at Aug. 31, 2020	7,746,136
IfrsStatementLineItems [Line Items]
Share-based payments			3,702,705			3,702,705		3,702,705
Shares issued on vesting of RSUs	$ 1,895,891		(1,715,891)			180,000		180,000
Shares issued on vesting of RSUs, shares	277,749
Common shares issued on exercise of options	$ 290,558		(104,303)			186,255		186,255
Common shares issued on exercise of options, shares	20,833
Convertible debt conversion	$ 13,704,605		4,256,114			17,960,719		17,960,719
Convertible debt conversion, shares	1,728,848
Common shares issued on private placement, net of costs	$ 24,225,901		6,791,473			31,017,374		31,017,374
Common shares issued on private placement, net of costs, shares	4,435,433
Warrants issued in private placement of convertible debt			618,916			618,916		618,916
EB bonus shares	$ 54,061					54,061		54,061
EB bonus shares, shares	6,666
Shares for debt	$ 226,556					226,556		226,556
Shares for debt, shares	40,000
Common shares issued on exercise of warrants	$ 9,000,851					9,000,851		9,000,851
Common shares issued on exercise of warrants, shares	901,060
Disposal of Motorsports		(1,059,214)				(1,059,214)		(1,059,214)
Shares issued on acquisition of UMG	$ 3,962,000		245,000			4,207,000		4,207,000
Shares issued on acquisition of UMG, shares	386,584
Non-controlling interest in subsidiary			(8,404)			(8,404)		(8,404)
Net loss for the period					(40,659,168)	(40,659,168)	(74,006)	(40,733,174)
Foreign currency translation differences				10,250		10,250		10,250
Shares issued on acquisition of SideQik	$ 3,962,000		245,000			4,207,000		4,207,000
Shares issued on acquisition of SideQik, shares	386,584
Balance at Aug. 31, 2021	$ 122,741,230		17,819,933	(2,324,025)	(123,075,700)	15,161,438	143,379	15,304,817
Balance, shares at Aug. 31, 2021	15,543,309
IfrsStatementLineItems [Line Items]
Share-based payments			4,688,218			4,688,218		4,688,218
Shares issued on vesting of RSUs	$ 1,489,962		(1,489,962)
Shares issued on vesting of RSUs, shares	203,537
Net loss for the period					(4,402,064)	(4,402,064)	65,219	(4,336,845)
Foreign currency translation differences				393,928		393,928		393,928
Shares issued under shares for services	$ 666,667		(666,667)
Shares issued under shares for services, shares	57,029
Disposal of Eden Games				(139,122)		(139,122)	(208,598)	(347,720)
Balance at Aug. 31, 2022	$ 124,897,859		$ 20,351,522	$ (2,069,219)	$ (127,477,764)	$ 15,702,398		$ 15,702,398
Balance, shares at Aug. 31, 2022	15,803,875